Audited Financial Statements

John Hancock Life Insurance Company (U.S.A.) Separate Account R

December 31, 2020

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John Hancock Life Insurance Company (U.S.A.)

Separate Account R

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account R

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account R (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1995.

Boston, Massachusetts

March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company of (U.S.A.) Separate Account R

500 Index Fund Series NAV	Managed Volatility Balanced Portfolio Series NAV
Active Bond Trust Series NAV	Mid Cap Index Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Cap Stock Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Core Bond Trust Series NAV	Money-Market Trust Series NAV
Disciplined Value International Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV

4 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Disciplined Value International Trust Series NAV

Total Assets
Investments at fair value	$9,073,336	$5,076,030	$25,100,050	$10,125,961	$116,382	$1,522,155

Net Assets
Contracts in accumulation	$8,933,664	$5,023,293	$24,785,955	$10,042,393	$116,382	$1,489,321
Contracts in payout (annuitization)	139,672	52,737	314,095	83,568	-	32,834
Total net assets	$9,073,336	$5,076,030	$25,100,050	$10,125,961	$116,382	$1,522,155

Units outstanding	150,975	143,294	236,333	176,351	8,042	90,280
Unit value	$60.10	$35.42	$106.21	$57.42	$14.47	$16.86

Shares	210,665	490,912	623,294	1,321,927	8,213	117,632
Cost	$4,443,108	$4,831,757	$20,079,997	$9,008,520	$112,398	$1,423,308

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV

Total Assets
Investments at fair value	$8,567,195	$437	$36,987,235	$35,086	$329,913	$1,956,086

Net Assets
Contracts in accumulation	$8,440,605	$437	$36,287,331	$35,086	$329,913	$1,936,107
Contracts in payout (annuitization)	126,590	-	699,904	-	-	19,979
Total net assets	$8,567,195	$437	$36,987,235	$35,086	$329,913	$1,956,086

Units outstanding	179,978	25	485,979	1,563	15,469	65,537
Unit value	$47.60	$17.48	$76.11	$22.45	$21.33	$29.85

Shares	625,343	34	1,218,690	1,108	63,690	100,055
Cost	$9,710,185	$490	$22,805,499	$30,204	$338,782	$1,473,974

See accompanying notes.

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 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV

Total Assets
Investments at fair value	$755,100	$21,673	$16,945,628	$14,336	$16,130,897	$552,271

Net Assets
Contracts in accumulation	$755,100	$21,673	$16,594,227	$14,336	$15,893,349	$552,271
Contracts in payout (annuitization)	-	-	351,401	-	237,548	-
Total net assets	$755,100	$21,673	$16,945,628	$14,336	$16,130,897	$552,271

Units outstanding	41,221	1,367	429,901	729	111,814	10,248
Unit value	$18.32	$15.85	$39.42	$19.67	$144.27	$53.89

Shares	46,099	1,219	1,449,583	672	603,701	54,626
Cost	$659,840	$20,898	$17,870,218	$13,907	$10,760,034	$579,052

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Money-Market Trust Series NAV	Opportunistic Fixed Income Trust Series NAV	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV

Total Assets
Investments at fair value	$1,175,404	$1,319,723	$4,374,943	$634,290	$2,242	$9,596,965

Net Assets
Contracts in accumulation	$1,148,337	$1,277,780	$4,330,851	$631,007	$2,242	$9,447,852
Contracts in payout (annuitization)	27,067	41,943	44,092	3,283	-	149,113
Total net assets	$1,175,404	$1,319,723	$4,374,943	$634,290	$2,242	$9,596,965

Units outstanding	91,247	47,691	51,579	41,653	110	178,873
Unit value	$12.88	$27.67	$84.82	$15.23	$20.38	$53.65

Shares	1,175,404	98,413	232,216	51,610	137	788,576
Cost	$1,175,404	$1,254,258	$2,974,809	$638,650	$2,036	$7,532,754

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV

Total Assets
Investments at fair value	$1,058,094	$834,226	$1,106	$390,409

Net Assets
Contracts in accumulation	$1,058,094	$815,641	$1,106	$390,409
Contracts in payout (annuitization)	-	18,585	-	-
Total net assets	$1,058,094	$834,226	$1,106	$390,409

Units outstanding	19,538	42,156	48	32,604
Unit value	$54.16	$19.79	$23.04	$11.97

Shares	72,324	76,605	42	34,037
Cost	$1,322,085	$790,395	$900	$392,077

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$150,583	$138,553	$150,776	$147,175	$-	$1,612
Expenses:
Mortality and expense risk and administrative charges	(116,036)	(115,844)	(74,500)	(75,932)	(324,569)	(296,940)
Net investment income (loss)	34,547	22,709	76,276	71,243	(324,569)	(295,328)
Realized gains (losses) on investments:
Capital gain distributions received	154,957	121,519	-	-	3,132,428	2,923,262
Net realized gain (loss)	425,121	631,942	24,286	(9,573)	1,256,388	1,298,382
Realized gains (losses)	580,078	753,461	24,286	(9,573)	4,388,816	4,221,644
Unrealized appreciation (depreciation) during the period	663,513	1,264,663	251,918	331,626	2,275,698	920,367
Net increase (decrease) in net assets from operations	1,278,138	2,040,833	352,480	393,296	6,339,945	4,846,683
Changes from principal transactions:
Purchase payments	13,906	12,878	4,159	2,578	32,428	43,270
Transfers between sub-accounts and the company	(75,481)	29,322	103,694	45,547	(348,664)	(73,019)
Withdrawals	(591,665)	(1,009,089)	(471,636)	(590,665)	(1,733,860)	(1,997,669)
Annual contract fee	(2,194)	(2,355)	(1,616)	(1,666)	(5,034)	(5,565)
Net increase (decrease) in net assets from principal transactions	(655,434)	(969,244)	(365,399)	(544,206)	(2,055,130)	(2,032,983)
Total increase (decrease) in net assets	622,704	1,071,589	(12,919)	(150,910)	4,284,815	2,813,700
Net assets at beginning of period	8,450,632	7,379,043	5,088,949	5,239,859	20,815,235	18,001,535
Net assets at end of period	$9,073,336	$8,450,632	$5,076,030	$5,088,949	$25,100,050	$20,815,235

	2020	2019	2020	2019	2020	2019
Units, beginning of period	163,682	184,674	153,541	171,015	258,842	286,882
Units issued	913	2,662	5,673	7,759	6,345	7,021
Units redeemed	(13,620)	(23,654)	(15,920)	(25,233)	(28,854)	(35,061)
Units, end of period	150,975	163,682	143,294	153,541	236,333	258,842

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$-	$2,884	$2,731	$1,375	$29,439	$47,770
Expenses:
Mortality and expense risk and administrative charges	(118,428)	(98,831)	(1,332)	(435)	(19,980)	(24,195)
Net investment income (loss)	(118,428)	(95,947)	1,399	940	9,459	23,575
Realized gains (losses) on investments:
Capital gain distributions received	882,713	4,452,345	-	-	-	-
Net realized gain (loss)	(952,108)	31,057	79	(83)	1,199	16,521
Realized gains (losses)	(69,395)	4,483,402	79	(83)	1,199	16,521
Unrealized appreciation (depreciation) during the period	3,856,484	(2,571,553)	3,977	797	(4,094)	129,721
Net increase (decrease) in net assets from operations	3,668,661	1,815,902	5,455	1,654	6,564	169,817
Changes from principal transactions:
Purchase payments	18,154	16,760	-	-	3,189	5,899
Transfers between sub-accounts and the company	(32,151)	(32,102)	36,963	54,581	(48,022)	(7,996)
Withdrawals	(748,555)	(693,006)	(335)	(1,749)	(105,265)	(141,759)
Annual contract fee	(2,332)	(2,476)	-	-	(712)	(766)
Net increase (decrease) in net assets from principal transactions	(764,884)	(710,824)	36,628	52,832	(150,810)	(144,622)
Total increase (decrease) in net assets	2,903,777	1,105,078	42,083	54,486	(144,246)	25,195
Net assets at beginning of period	7,222,184	6,117,106	74,299	19,813	1,666,401	1,641,206
Net assets at end of period	$10,125,961	$7,222,184	$116,382	$74,299	$1,522,155	$1,666,401

	2020	2019	2020	2019	2020	2019
Units, beginning of period	193,734	214,984	5,509	1,566	100,628	109,815
Units issued	1,023	337	2,557	4,078	249	1,288
Units redeemed	(18,406)	(21,587)	(24)	(135)	(10,597)	(10,475)
Units, end of period	176,351	193,734	8,042	5,509	90,280	100,628

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$233,809	$190,067	$5	$18	$131,970	$152,162
Expenses:
Mortality and expense risk and administrative charges	(113,184)	(136,392)	(5)	(6)	(466,789)	(460,541)
Net investment income (loss)	120,625	53,675	-	12	(334,819)	(308,379)
Realized gains (losses) on investments:
Capital gain distributions received	594,997	844,985	37	23	945,564	2,400,896
Net realized gain (loss)	86,703	296,306	(2)	(1)	1,594,026	1,595,752
Realized gains (losses)	681,700	1,141,291	35	22	2,539,590	3,996,648
Unrealized appreciation (depreciation) during the period	(989,839)	858,637	(31)	64	5,339,709	5,343,454
Net increase (decrease) in net assets from operations	(187,514)	2,053,603	4	98	7,544,480	9,031,723
Changes from principal transactions:
Purchase payments	8,872	11,077	-	-	76,943	80,496
Transfers between sub-accounts and the company	(196,488)	(291,976)	-	-	(623,806)	(678,748)
Withdrawals	(583,926)	(1,186,131)	-	-	(2,588,429)	(3,068,603)
Annual contract fee	(1,665)	(2,059)	-	-	(8,450)	(9,622)
Net increase (decrease) in net assets from principal transactions	(773,207)	(1,469,089)	-	-	(3,143,742)	(3,676,477)
Total increase (decrease) in net assets	(960,721)	584,514	4	98	4,400,738	5,355,246
Net assets at beginning of period	9,527,916	8,943,402	433	335	32,586,497	27,231,251
Net assets at end of period	$8,567,195	$9,527,916	$437	$433	$36,987,235	$32,586,497

	2020	2019	2020	2019	2020	2019
Units, beginning of period	199,228	233,088	25	25	535,406	601,929
Units issued	425	1,238	-	-	3,046	1,926
Units redeemed	(19,675)	(35,098)	-	-	(52,473)	(68,449)
Units, end of period	179,978	199,228	25	25	485,979	535,406

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

              For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$-	$-	$19,686	$19,813	$43,533	$45,906
Expenses:
Mortality and expense risk and administrative charges	(477)	(447)	(4,472)	(5,893)	(25,513)	(28,647)
Net investment income (loss)	(477)	(447)	15,214	13,920	18,020	17,259
Realized gains (losses) on investments:
Capital gain distributions received	2,594	2,209	-	-	16,795	-
Net realized gain (loss)	2,231	(3,133)	(5,005)	(17,363)	52,195	(9,716)
Realized gains (losses)	4,825	(924)	(5,005)	(17,363)	68,990	(9,716)
Unrealized appreciation (depreciation) during the period	2,129	9,181	2,400	56,631	62,159	338,676
Net increase (decrease) in net assets from operations	6,477	7,810	12,609	53,188	149,169	346,219
Changes from principal transactions:
Purchase payments	-	-	-	-	2,660	5,297
Transfers between sub-accounts and the company	7,731	-	12,946	(58,338)	(42,271)	(15,673)
Withdrawals	(12,409)	(25,861)	(15,864)	(76,505)	(131,085)	(186,878)
Annual contract fee	-	-	(50)	(53)	(487)	(555)
Net increase (decrease) in net assets from principal transactions	(4,678)	(25,861)	(2,968)	(134,896)	(171,183)	(197,809)
Total increase (decrease) in net assets	1,799	(18,051)	9,641	(81,708)	(22,014)	148,410
Net assets at beginning of period	33,287	51,338	320,272	401,980	1,978,100	1,829,690
Net assets at end of period	$35,086	$33,287	$329,913	$320,272	$1,956,086	$1,978,100

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,859	3,630	15,649	22,500	72,612	80,535
Units issued	348	-	733	100	804	419
Units redeemed	(644)	(1,771)	(913)	(6,951)	(7,879)	(8,342)
Units, end of period	1,563	1,859	15,469	15,649	65,537	72,612

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$18,063	$13,090	$467	$117	$425,035	$379,168
Expenses:
Mortality and expense risk and administrative charges	(10,086)	(9,604)	(115)	(91)	(252,533)	(284,714)
Net investment income (loss)	7,977	3,486	352	26	172,502	94,454
Realized gains (losses) on investments:
Capital gain distributions received	24,175	19,386	352	278	883,175	848,810
Net realized gain (loss)	3,139	2,458	4	1	281,322	671,942
Realized gains (losses)	27,314	21,844	356	279	1,164,497	1,520,752
Unrealized appreciation (depreciation) during the period	39,663	70,192	528	766	(1,430,124)	1,294,434
Net increase (decrease) in net assets from operations	74,954	95,522	1,236	1,071	(93,125)	2,909,640
Changes from principal transactions:
Purchase payments	-	-	60	-	16,510	22,827
Transfers between sub-accounts and the company	23,884	90,952	13,872	-	(228,236)	(217,784)
Withdrawals	(19,610)	(37,917)	-	-	(2,075,324)	(2,190,470)
Annual contract fee	(30)	(30)	-	-	(6,021)	(6,681)
Net increase (decrease) in net assets from principal transactions	4,244	53,005	13,932	-	(2,293,071)	(2,392,108)
Total increase (decrease) in net assets	79,198	148,527	15,168	1,071	(2,386,196)	517,532
Net assets at beginning of period	675,902	527,375	6,505	5,434	19,331,824	18,814,292
Net assets at end of period	$755,100	$675,902	$21,673	$6,505	$16,945,628	$19,331,824

	2020	2019	2020	2019	2020	2019
Units, beginning of period	40,963	37,118	459	459	489,437	554,592
Units issued	1,392	6,260	908	-	546	775
Units redeemed	(1,134)	(2,415)	-	-	(60,082)	(65,930)
Units, end of period	41,221	40,963	1,367	459	429,901	489,437

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV		Mid Value Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$196	$144	$-	$-	$8,332	$10,042
Expenses:
Mortality and expense risk and
administrative charges	(172)	(176)	(187,086)	(165,722)	(8,071)	(11,969)
Net investment income (loss)	24	(32)	(187,086)	(165,722)	261	(1,927)
Realized gains (losses) on investments:
Capital gain distributions received	1,267	993	1,764,166	1,693,529	11,510	113,306
Net realized gain (loss)	(19)	(3)	537,335	268,087	(40,770)	(36,185)
Realized gains (losses)	1,248	990	2,301,501	1,961,616	(29,260)	77,121
Unrealized appreciation (depreciation) during the period	220	1,518	4,354,970	1,163,315	60,474	68,714
Net increase (decrease) in net assets from operations	1,492	2,476	6,469,385	2,959,209	31,475	143,908
Changes from principal transactions:
Purchase payments	-	-	10,538	10,057	832	864
Transfers between sub-accounts and the company	-	-	(259,128)	(166,764)	(129,994)	22,875
Withdrawals	-	-	(1,023,160)	(1,228,611)	(24,401)	(363,537)
Annual contract fee	-	-	(2,164)	(2,331)	(198)	(188)
Net increase (decrease) in net assets from principal transactions	-	-	(1,273,914)	(1,387,649)	(153,761)	(339,986)
Total increase (decrease) in net assets	1,492	2,476	5,195,471	1,571,560	(122,286)	(196,078)
Net assets at beginning of period	12,844	10,368	10,935,426	9,363,866	674,557	870,635
Net assets at end of period	$14,336	$12,844	$16,130,897	$10,935,426	$552,271	$674,557

	2020	2019	2020	2019	2020	2019
Units, beginning of period	729	729	123,569	140,344	13,552	20,252
Units issued	-	-	1,038	848	16	1,016
Units redeemed	-	-	(12,793)	(17,623)	(3,320)	(7,716)
Units, end of period	729	729	111,814	123,569	10,248	13,552

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV		Real Estate Securities Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$4,401	$27,635	$50,830	$83,472	$89,284	$114,067
Expenses:
Mortality and expense risk and administrative charges	(18,185)	(20,482)	(19,192)	(19,533)	(65,031)	(78,853)
Net investment income (loss)	(13,784)	7,153	31,638	63,939	24,253	35,214
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	518,848	42,537
Net realized gain (loss)	-	-	(2,381)	(8,311)	216,957	386,256
Realized gains (losses)	-	-	(2,381)	(8,311)	735,805	428,793
Unrealized appreciation (depreciation) during the period	(1)	-	123,624	8,526	(1,180,201)	792,583
Net increase (decrease) in net assets from operations	(13,785)	7,153	152,881	64,154	(420,143)	1,256,590
Changes from principal transactions:
Purchase payments	-	-	339	1,008	8,537	8,972
Transfers between sub-accounts and the company	7	(995)	(72,256)	3,159	(82,176)	(58,600)
Withdrawals	(159,884)	(124,093)	(48,027)	(181,308)	(373,211)	(639,397)
Annual contract fee	(1,758)	(1,968)	(251)	(315)	(873)	(978)
Net increase (decrease) in net assets from principal transactions	(161,635)	(127,056)	(120,195)	(177,456)	(447,723)	(690,003)
Total increase (decrease) in net assets	(175,420)	(119,903)	32,686	(113,302)	(867,866)	566,587
Net assets at beginning of period	1,350,824	1,470,727	1,287,037	1,400,339	5,242,809	4,676,222
Net assets at end of period	$1,175,404	$1,350,824	$1,319,723	$1,287,037	$4,374,943	$5,242,809

	2020	2019	2020	2019	2020	2019
Units, beginning of period	104,125	113,483	52,235	59,571	57,577	65,475
Units issued	84	78	536	1,000	302	60
Units redeemed	(12,962)	(9,436)	(5,080)	(8,336)	(6,300)	(7,958)
Units, end of period	91,247	104,125	47,691	52,235	51,579	57,577

See accompanying notes.

16 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:
Dividend distributions received	$11,253	$11,335	$26	$19	$-	$-
Expenses:
Mortality and expense risk and
administrative charges	(9,507)	(10,137)	(26)	(18)	(104,104)	(95,790)
Net investment income (loss)	1,746	1,198	-	1	(104,104)	(95,790)
Realized gains (losses) on investments:
Capital gain distributions received	-	-	130	165	903,153	1,896,353
Net realized gain (loss)	(1,846)	(20,817)	(2)	1	19,217	89,024
Realized gains (losses)	(1,846)	(20,817)	128	166	922,370	1,985,377
Unrealized appreciation (depreciation) during the period	14,298	32,833	207	40	2,380,879	70,256
Net increase (decrease) in net assets from operations	14,198	13,214	335	207	3,199,145	1,959,843
Changes from principal transactions:
Purchase payments	824	684	-	-	14,700	13,712
Transfers between sub-accounts and the company	29,033	(175,234)	-	1,359	(31,993)	23,074
Withdrawals	(67,294)	(52,154)	-	-	(546,629)	(693,756)
Annual contract fee	(344)	(382)	-	-	(1,823)	(1,991)
Net increase (decrease) in net assets from principal transactions	(37,781)	(227,086)	-	1,359	(565,745)	(658,961)
Total increase (decrease) in net assets	(23,583)	(213,872)	335	1,566	2,633,400	1,300,882
Net assets at beginning of period	657,873	871,745	1,907	341	6,963,565	5,662,683
Net assets at end of period	$634,290	$657,873	$2,242	$1,907	$9,596,965	$6,963,565

	2020	2019	2020	2019	2020	2019
Units, beginning of period	44,139	59,701	110	24	193,989	214,630
Units issued	2,024	44	-	86	789	2,163
Units redeemed	(4,510)	(15,606)	-	-	(15,905)	(22,804)
Units, end of period	41,653	44,139	110	110	178,873	193,989

See accompanying notes.

17 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$10,248	$8,156	$18,188	$18,689	$17	$14
Expenses:
Mortality and expense risk and administrative charges	(13,916)	(19,212)	(11,815)	(11,561)	(15)	(12)
Net investment income (loss)	(3,668)	(11,056)	6,373	7,128	2	2
Realized gains (losses) on investments:
Capital gain distributions received	108,648	90,200	-	-	82	57
Net realized gain (loss)	(132,593)	(37,176)	2,988	(4,470)	2	1
Realized gains (losses)	(23,945)	53,024	2,988	(4,470)	84	58
Unrealized appreciation (depreciation) during the period	(115,801)	242,207	37,903	49,596	94	141
Net increase (decrease) in net assets from operations	(143,414)	284,175	47,264	52,254	180	201
Changes from principal transactions:
Purchase payments	508	1,138	1,877	1,735	1	-
Transfers between sub-accounts and the company	(1,511)	(580)	43,729	7,691	-	-
Withdrawals	(124,433)	(163,187)	(60,948)	(70,658)	-	-
Annual contract fee	(323)	(383)	(277)	(286)	-	-
Net increase (decrease) in net assets from principal transactions	(125,759)	(163,012)	(15,619)	(61,518)	1	-
Total increase (decrease) in net assets	(269,173)	121,163	31,645	(9,264)	181	201
Net assets at beginning of period	1,327,267	1,206,104	802,581	811,845	925	724
Net assets at end of period	$1,058,094	$1,327,267	$834,226	$802,581	$1,106	$925

	2020	2019	2020	2019	2020	2019
Units, beginning of period	22,545	25,559	42,919	46,374	48	48
Units issued	288	295	3,365	518	-	-
Units redeemed	(3,295)	(3,309)	(4,128)	(3,973)	-	-
Units, end of period	19,538	22,545	42,156	42,919	48	48

See accompanying notes.

18 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV
	2020	2019

Income:
Dividend distributions received	$5,488	$5,775
Expenses:
Mortality and expense risk and administrative charges	(4,895)	(5,228)
Net investment income (loss)	593	547
Realized gains (losses) on investments:
Capital gain distributions received	-	-
Net realized gain (loss)	(221)	4,335
Realized gains (losses)	(221)	4,335
Unrealized appreciation (depreciation) during the period	(618)	591
Net increase (decrease) in net assets from operations	(246)	5,473
Changes from principal transactions:
Purchase payments	2,111	3,081
Transfers between sub-accounts and the company	140,380	598,638
Withdrawals	(350,398)	(475,899)
Annual contract fee	(30)	(30)
Net increase (decrease) in net assets from principal transactions	(207,937)	125,790
Total increase (decrease) in net assets	(208,183)	131,263
Net assets at beginning of period	598,592	467,329
Net assets at end of period	$390,409	$598,592

	2020	2019
Units, beginning of period	50,032	39,646
Units issued	60,626	91,547
Units redeemed	(78,054)	(81,161)
Units, end of period	32,604	50,032

See accompanying notes.

19 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account R (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

20 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

21 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The y ears from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors , LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three -level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$152,697,173	-	-	152,697,173
Total	$152,697,173	-	-	152,697,173

Assets owned by the Account are primarily open -ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

23 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$350,931	$816,863
Active Bond Trust Series NAV	332,070	621,192
Blue Chip Growth Trust Series NAV	3,625,956	2,873,226
Capital Appreciation Trust Series NAV	930,111	930,712
Core Bond Trust Series NAV	39,690	1,663
Disciplined Value International Trust Series NAV	31,773	173,124
Equity Income Trust Series NAV	842,689	900,275
Financial Industries Trust Series NAV	42	5
Fundamental All Cap Core Trust Series NAV	1,215,506	3,748,503
Health Sciences Trust Series NAV	10,318	12,879
High Yield Trust Series NAV	34,778	22,531
International Equity Index Series NAV	80,868	217,235
Lifestyle Balanced Portfolio Series NAV	66,099	29,703
Lifestyle Growth Portfolio Series NAV	14,750	113
Managed Volatility Balanced Portfolio Series NAV	1,326,745	2,564,138
Mid Cap Index Trust Series NAV	1,463	172
Mid Cap Stock Trust Series NAV	1,861,541	1,558,376
Mid Value Trust Series NAV	20,303	162,293
Money-Market Trust Series NAV	5,397	180,816
Opportunistic Fixed Income Trust Series NAV	63,901	152,459
Real Estate Securities Trust Series NAV	637,627	542,248
Short Term Government Income Trust Series NAV	41,789	77,823
Small Cap Index Trust Series NAV	156	26
Small Cap Stock Trust Series NAV	932,280	698,977
Small Cap Value Trust Series NAV	131,206	151,986
Total Bond Market Series Trust NAV	82,789	92,034
Total Stock Market Index Trust Series NAV	99	15
Ultra Short Term Bond Trust Series NAV	730,179	937,525

24 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund Series NAV(*)	2020	151	$ 59.84 to $ 55.29	$9,073	1.50 % to 1.00%	1.86%	16.96 % to 16.38%
	2019	164	51.42 to 47.27	8,451	1.50 to 1.00	1.72	29.85 to 29.21
	2018	185	39.80 to 36.40	7,379	1.50 to 1.00	1.36	-5.59 to -6.06
	2017	202	42.37 to 38.56	8,606	1.50 to 1.00	1.73	20.33 to 19.73
	2016	222	35.38 to 32.04	7,877	1.50 to 1.00	1.76	10.53 to 9.98

Active Bond Trust Series NAV(*)	2020	143	32.12 to 30.00	5,076	1.50 to 1.00	2.94	7.65 to 7.11
	2019	154	29.99 to 27.87	5,089	1.50 to 1.00	2.79	8.21 to 7.67
	2018	171	27.85 to 25.75	5,240	1.50 to 1.00	3.06	-1.54 to -2.02
	2017	199	28.43 to 26.16	6,209	1.50 to 1.00	3.34	3.85 to 3.33
	2016	235	27.51 to 25.19	7,060	1.50 to 1.00	3.59	3.46 to 2.94

Blue Chip Growth Trust Series NAV(*)	2020	236	96.07 to 68.38	25,100	1.50 to 1.00	0.00	33.07 to 32.40
	2019	259	72.56 to 51.39	20,815	1.50 to 1.00	0.01	28.54 to 27.89
	2018	287	56.73 to 39.98	18,002	1.50 to 1.00	0.06	1.02 to 0.52
	2017	318	56.44 to 39.58	19,818	1.50 to 1.00	0.11	34.98 to 34.31
	2016	348	42.02 to 29.32	16,213	1.50 to 1.00	0.05	-0.15 to -0.65

Capital Appreciation Trust Series NAV(*)	2020	176	70.62 to 56.62	10,126	1.50 to 1.00	0.00	54.74 to 53.97
	2019	194	45.64 to 36.78	7,222	1.50 to 1.00	0.04	31.56 to 30.90
	2018	215	34.69 to 28.10	6,117	1.50 to 1.00	0.34	-1.71 to -2.19
	2017	234	35.29 to 28.73	6,787	1.50 to 1.00	0.10	35.16 to 34.48
	2016	257	26.11 to 21.36	5,540	1.50 to 1.00	0.01	-1.98 to -2.47

Core Bond Trust Series NAV(*)	2020	8	14.52 to 14.45	116	1.50 to 1.40	3.02	7.28 to 7.18
	2019	6	13.54 to 13.48	74	1.50 to 1.40	4.65	6.83 to 6.72
	2018	2	12.67 to 12.63	20	1.50 to 1.40	3.31	-1.92 to -2.02
	2017	1	12.89 to 12.89	13	1.50 to 1.50	2.22	1.93 to 1.93
	2016	1	12.65 to 12.65	13	1.50 to 1.50	2.74	1.20 to 1.20

Disciplined Value International Trust Series NAV(*)	2020	90	17.70 to 16.66	1,522	1.50 to 1.00	2.13	2.25 to 1.74
	2019	101	17.31 to 16.38	1,666	1.50 to 1.00	2.85	11.29 to 10.73
	2018	110	15.55 to 14.79	1,641	1.50 to 1.00	2.49	-15.80 to -16.22
	2017	117	18.47 to 17.65	2,089	1.50 to 1.00	1.85	16.09 to 15.51
	2016	128	15.91 to 15.28	1,978	1.50 to 1.00	2.17	11.08 to 10.53

Equity Income Trust Series NAV(*)	2020	180	47.36 to 45.13	8,567	1.50 to 1.00	3.01	0.01 to -0.49
	2019	199	47.60 to 45.13	9,528	1.50 to 1.00	2.03	25.21 to 24.58
	2018	233	38.21 to 36.04	8,943	1.50 to 1.00	1.87	-10.41 to -10.86
	2017	259	42.86 to 40.23	11,154	1.50 to 1.00	2.30	15.12 to 14.55
	2016	284	37.42 to 34.95	10,654	1.50 to 1.00	2.27	18.00 to 17.41

Financial Industries Trust Series NAV(*)	2020	0	17.71 to 17.71	0	1.34 to 1.34	1.34	0.78 to 0.78
	2019	0	17.57 to 17.57	0	1.50 to 1.50	4.48	29.75 to 29.75
	2018	0	13.54 to 13.54	0	1.50 to 1.50	0.24	-15.65 to -15.65
	2017	0	16.05 to 16.05	0	1.50 to 1.50	0.23	13.58 to 13.58
	2016	2	14.13 to 14.13	31	1.50 to 1.50	4.71	17.69 to 17.69

Fundamental All Cap Core Trust Series NAV(*)	2020	486	71.03 to 48.99	36,987	1.50 to 1.00	0.42	25.71 to 25.08
	2019	535	56.79 to 38.97	32,586	1.50 to 1.00	0.49	35.22 to 34.55
	2018	602	42.21 to 28.82	27,231	1.50 to 1.00	0.46	-14.02 to -14.45
	2017	683	49.34 to 33.52	36,104	1.50 to 1.00	0.78	26.50 to 25.87
	2016	768	39.20 to 26.50	32,233	1.50 to 1.00	0.66	7.32 to 6.78

Health Sciences Trust Series NAV(*)	2020	2	22.55 to 22.43	35	1.50 to 1.40	0.00	25.49 to 25.37
	2019	2	17.97 to 17.89	33	1.50 to 1.40	0.00	26.88 to 26.75
	2018	4	14.16 to 14.12	51	1.50 to 1.40	0.00	-0.63 to -0.73
	2017	4	14.25 to 14.22	54	1.50 to 1.40	0.00	25.83 to 25.71
	2016	3	11.33 to 11.31	36	1.50 to 1.40	0.17	-11.78 to -11.87

High Yield Trust Series NAV(*)	2020	15	23.60 to 21.14	330	1.50 to 1.00	6.42	4.72 to 4.19
	2019	16	22.54 to 20.29	320	1.50 to 1.00	4.93	14.83 to 14.26
	2018	23	19.63 to 17.76	402	1.50 to 1.00	6.08	-3.98 to -4.46
	2017	27	20.44 to 18.58	502	1.50 to 1.00	5.60	6.39 to 5.86
	2016	27	19.22 to 17.56	477	1.50 to 1.00	6.98	15.40 to 14.83

International Equity Index Series NAV(*)	2020	66	28.29 to 27.36	1,956	1.50 to 1.00	2.50	9.66 to 9.11
	2019	73	25.93 to 24.95	1,978	1.50 to 1.00	2.35	20.23 to 19.63
	2018	81	21.67 to 20.75	1,830	1.50 to 1.00	2.30	-14.95 to -15.37
	2017	91	25.61 to 24.40	2,433	1.50 to 1.00	2.22	26.18 to 25.55
	2016	103	20.40 to 19.34	2,197	1.50 to 1.00	2.66	3.39 to 2.88

Lifestyle Balanced Portfolio Series NAV(*)	2020	41	18.42 to 18.29	755	1.50 to 1.40	2.65	11.11 to 11.00
	2019	41	16.58 to 16.48	676	1.50 to 1.40	2.01	16.25 to 16.13
	2018	37	14.26 to 14.19	527	1.50 to 1.40	2.41	-5.71 to -5.80
	2017	39	15.12 to 15.06	592	1.50 to 1.40	2.21	10.81 to 10.70
	2016	42	13.65 to 13.61	567	1.50 to 1.40	2.85	4.69 to 4.58

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Lifestyle Growth Portfolio Series NAV(*)	2020	1	$ 15.85 to $ 15.85	$22	1.49% to 1.49%	6.05%	11.94 % to 11.94%
	2019	0	14.16 to 14.16	7	1.50 to 1.50	1.93	19.71 to 19.71
	2018	0	11.83 to 11.83	5	1.50 to 1.50	2.22	-7.46 to -7.46
	2017	0	12.78 to 12.78	6	1.50 to 1.50	10.68	2.26 to 2.26

Managed Volatility Balanced Portfolio Series NAV(*)	2020	430	36.42 to 29.64	16,946	1.50 to 1.00	2.48	0.75 to 0.25
	2019	489	36.33 to 29.41	19,332	1.50 to 1.00	1.96	16.85 to 16.26
	2018	555	31.25 to 25.17	18,814	1.50 to 1.00	2.20	-5.76 to -6.23
	2017	637	33.32 to 26.71	23,155	1.50 to 1.00	2.14	13.02 to 12.45
	2016	732	29.63 to 23.64	23,661	1.50 to 1.00	2.07	3.87 to 3.35

Mid Cap Index Trust Series NAV(*)	2020	1	19.73 to 19.63	14	1.50 to 1.40	1.68	11.69 to 11.58
	2019	1	17.67 to 17.59	13	1.50 to 1.40	1.20	23.97 to 23.84
	2018	1	14.25 to 14.21	10	1.50 to 1.40	1.17	-12.68 to -12.77
	2017	1	16.32 to 16.29	12	1.50 to 1.40	0.54	14.25 to 14.14
	2016	1	14.28 to 14.27	10	1.50 to 1.40	1.85	18.50 to 18.38

Mid Cap Stock Trust Series NAV(*)	2020	112	144.12 to 111.20	16,131	1.50 to 1.00	0.00	63.83 to 63.01
	2019	124	88.41 to 67.88	10,935	1.50 to 1.00	0.00	33.30 to 32.63
	2018	140	66.66 to 50.92	9,364	1.50 to 1.00	0.00	-2.52 to -3.00
	2017	157	68.72 to 52.24	10,806	1.50 to 1.00	0.00	27.38 to 26.75
	2016	173	54.22 to 41.01	9,415	1.50 to 1.00	0.00	-0.42 to -0.92

Mid Value Trust Series NAV(*)	2020	10	59.46 to 53.24	552	1.50 to 1.00	1.50	8.63 to 8.09
	2019	14	54.73 to 49.26	675	1.50 to 1.00	1.14	18.30 to 17.71
	2018	20	46.27 to 41.85	871	1.50 to 1.00	0.82	-11.57 to -12.01
	2017	21	52.32 to 47.56	1,017	1.50 to 1.00	0.98	10.35 to 9.80
	2016	29	47.41 to 43.32	1,262	1.50 to 1.00	1.21	22.86 to 22.24

Money -Market Trust Series NAV(*)	2020	91	12.62 to 12.26	1,175	1.50 to 1.00	0.35	-0.67 to -1.16
	2019	104	12.71 to 12.40	1,351	1.50 to 1.00	1.97	0.97 to 0.47
	2018	113	12.59 to 12.35	1,471	1.50 to 1.00	1.57	0.59 to 0.09
	2017	131	12.51 to 12.34	1,702	1.50 to 1.00	0.62	-0.36 to -0.86
	2016	160	12.56 to 12.44	2,099	1.50 to 1.00	0.16	-0.57 to -0.90

Opportunistic Fixed Income Trust Series NAV(*)	2020	48	29.06 to 27.42	1,320	1.50 to 1.00	3.85	12.77 to 12.21
	2019	52	25.77 to 24.44	1,287	1.50 to 1.00	6.23	5.31 to 4.78
	2018	60	24.47 to 23.32	1,400	1.50 to 1.00	2.71	-2.71 to -3.19
	2017	67	25.15 to 24.09	1,632	1.50 to 1.00	2.34	7.63 to 7.09
	2016	75	23.37 to 22.50	1,708	1.50 to 1.00	0.00	2.12 to 1.61

Real Estate Securities Trust Series NAV(*)	2020	52	82.31 to 63.90	4,375	1.50 to 1.00	2.05	-6.52 to -6.99
	2019	58	88.49 to 68.36	5,243	1.50 to 1.00	2.15	28.18 to 27.54
	2018	65	69.38 to 53.33	4,676	1.50 to 1.00	1.68	-4.38 to -4.86
	2017	71	72.92 to 55.78	5,298	1.50 to 1.00	0.56	5.20 to 4.68
	2016	77	69.66 to 53.02	5,582	1.50 to 1.00	3.38	5.90 to 5.37

Short Term Government Income Trust Series NAV(*)	2020	42	15.17 to 15.11	634	1.50 to 1.00	1.71	2.62 to 2.10
	2019	44	14.80 to 14.78	658	1.50 to 1.00	1.62	2.41 to 1.90
	2018	60	14.52 to 14.44	872	1.50 to 1.00	2.00	-0.11 to -0.61
	2017	68	14.61 to 14.45	997	1.50 to 1.00	1.37	-0.38 to -0.88
	2016	77	14.74 to 14.51	1,133	1.50 to 1.00	1.70	-0.38 to -0.88

Small Cap Index Trust Series NAV(*)	2020	0	20.39 to 20.39	2	1.50 to 1.50	1.49	17.55 to 17.55
	2019	0	17.35 to 17.35	2	1.50 to 1.50	1.57	23.21 to 23.21
	2018	0	14.08 to 14.08	0	1.50 to 1.50	0.98	-12.62 to -12.62
	2017	0	16.12 to 16.12	0	1.50 to 1.50	0.36	12.72 to 12.72

Small Cap Stock Trust Series NAV(*)	2020	179	55.89 to 53.11	9,597	1.50 to 1.00	0.00	50.12 to 49.37
	2019	194	37.23 to 35.56	6,964	1.50 to 1.00	0.00	36.72 to 36.04
	2018	215	27.23 to 26.14	5,663	1.50 to 1.00	0.00	-6.16 to -6.63
	2017	243	29.02 to 27.99	6,867	1.50 to 1.00	0.00	25.44 to 24.81
	2016	268	23.13 to 22.43	6,065	1.50 to 1.00	0.00	1.25 to 0.74

Small Cap Value Trust Series NAV(*)	2020	20	54.92 to 53.80	1,058	1.50 to 1.40	1.09	-7.98 to -8.07
	2019	23	59.68 to 58.52	1,327	1.50 to 1.40	0.62	24.86 to 24.74
	2018	26	47.80 to 46.92	1,206	1.50 to 1.40	0.72	-13.66 to -13.75
	2017	29	55.36 to 54.39	1,586	1.50 to 1.40	0.95	2.34 to 2.24
	2016	34	54.09 to 53.20	1,823	1.50 to 1.40	0.74	20.97 to 20.85

Total Bond Market Series Trust NAV(*)	2020	42	21.81 to 19.53	834	1.50 to 1.00	2.22	6.32 to 5.79
	2019	43	20.51 to 18.46	803	1.50 to 1.00	2.33	7.22 to 6.69
	2018	46	19.13 to 17.30	812	1.50 to 1.00	2.55	-1.23 to -1.72
	2017	51	19.37 to 17.61	908	1.50 to 1.00	2.78	2.31 to 1.80
	2016	61	18.93 to 17.30	1,076	1.50 to 1.00	2.62	1.43 to 0.92

Total Stock Market Index Trust Series NAV(*)	2020	0	22.87 to 22.87	1	1.62 to 1.62	1.84	19.69 to 19.69
	2019	0	19.11 to 19.11	1	1.50 to 1.50	1.64	27.77 to 27.77

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Total Stock Market Index Trust Series NAV(*)	2018	0	$ 14.96 to $ 14.96	$1	1.50 % to 1.50%	1.24%	-7.06 % to -7.06%
	2017	0	16.09 to 16.09	1	1.50 to 1.50	3.40	18.86 to 18.86

Ultra Short Term Bond Trust Series NAV(*)	2020	33	11.98 to 10.16	390	1.50 to 1.00	1.66	0.60 to 0.10
	2019	50	11.97 to 10.10	599	1.50 to 1.00	1.63	2.05 to 1.54
	2018	40	11.79 to 9.90	467	1.50 to 1.00	1.31	0.53 to 0.03
	2017	40	11.84 to 11.79	470	1.50 to 1.40	1.49	-0.78 to -0.88
	2016	49	11.94 to 11.89	584	1.50 to 1.40	1.65	-0.74 to -0.84

(*) Sub-account that invests in affiliated Trust .

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Port folio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest .

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redempt ion of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account . The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality a nd expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.50% of net assets of the sub-account depending on the type of contract.

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